Note 5 - Credit Assets, Net of Allowance for Credit Losses (Tables)	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of loans, net [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2026	2025	2025

Structured receivable program	$4,393,457	$4,043,007	$3,401,328
Multi-family residential loans and other	922,823	1,007,232	927,978
	5,316,280	5,050,239	4,329,306

Allowance for credit losses	(7,916)	(7,279)	(4,233)
Accrued interest	24,915	23,418	21,675

Total credit assets, net of allowance for credit losses	$5,333,279	$5,066,378	$4,346,748

Disclosure of loans by lending asset category [text block]
	As at January 31, 2026
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable purchase program	$4,363,795	$22,722	$6,940	$4,393,457
ECL allowance	3,531	75	2,621	6,227
EL %	0.08%	0.33%	37.77%	0.14%
Multi-family residential loans and other	$735,336	$176,215	$11,273	$922,823
ECL allowance	1,483	206	1	1,689
EL %	0.20%	0.12%	0.01%	0.18%
Total credit assets	$5,099,130	$198,937	$18,213	$5,316,280
Total ECL allowance	5,014	280	2,622	7,916
Total EL %	0.10%	0.14%	14.40%	0.15%
	As at October 31, 2025
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable purchase program	$4,017,931	$17,516	$7,560	$4,043,007
ECL allowance	3,187	72	2,172	5,431
EL %	0.08%	0.41%	28.73%	0.13%
0	$854,692	$113,227	$39,313	$1,007,232
ECL allowance	1,493	354	2	1,848
EL %	0.17%	0.31%	0.00%	0.18%
Total credit assets	$4,872,623	$130,743	$46,873	$5,050,239
Total ECL allowance	4,679	426	2,174	7,279
Total EL %	0.10%	0.33%	4.64%	0.14%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside

Allowance for expected credit losses	$7,916	$7,384	$7,829	$8,582
Provision (recovery) from reported ECL		(533)	(88)	666
Variance from reported ECL (%)		(7%)	(1%)	8%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable purchase program
Balance at beginning of period	$3,187	$72	$2,172	$5,431
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	344	3	449	796
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	344	3	449	796
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$3,531	$75	$2,621	$6,227

Multi-family residential loans and other
Balance at beginning of period	$1,493	$354	$2	$1,848
Transfer in (out) to Stage 1	(79)	79	-	-
Transfer in (out) to Stage 2	80	(80)	-	-
Transfer in (out) to Stage 3	1	-	(1)	-
Net remeasurement of loss allowance	30	(51)	0	(21)
Credit asset originations	75	75	-	149
Derecognitions and maturities	(55)	(170)	-	(225)
Provision for (recovery of) credit losses	51	(146)	(1)	(96)
Write-offs	(51)	-	-	(51)
Recoveries	-	-	-	-
FX Impact	(9)	(2)	(0)	(11)
Balance at end of period	$1,483	$206	$1	$1,689

Total balance at end of period	$5,014	$280	$2,622	$7,916
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable purchase program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,128	4	56	1,188
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,128	4	56	1,188
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,911	$4	$56	$1,971

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(197)	197	-	-
Transfer in (out) to Stage 2	(9)	9	-	-
Transfer in (out) to Stage 3	(1)	-	1	-
Net remeasurement of loss allowance	(172)	8	-	(164)
Credit asset originations	40	(29)	-	11
Derecognitions and maturities	(11)	-	-	(11)
Provision for (recovery of) credit losses	(350)	185	1	(164)
Write-offs	(124)	-	-	(124)
Recoveries	-	-	-	-
FX Impact	33	(3)	-	30
Balance at end of period	$1,772	$488	$2	$2,262

Total balance at end of period	$3,683	$492	$58	$4,233